Financial Risk Management - Maturity analysis of contract obligation for the construction of the X and F class vessels (Details) € in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial risk management
Sum of contract paid for new vessels		€ 615,542	€ 66,899	€ 224,606
Liquidity risk
Financial risk management
Total obligations		1,395,000	1,385,000	962,000
USD | Liquidity risk
Financial risk management
Total obligations		1,290,000	1,211,000	775,000	$ 1,342	$ 1,341	$ 816
EUR | Liquidity risk
Financial risk management
Total obligations		105,000	174,000	187,000
Forecast | Payment Of Contractual Obligations | Vessels
Financial risk management
Sum of contract paid for new vessels	€ 455,000
Less than 1 year | Liquidity risk
Financial risk management
Total obligations		6,911,000	365,000	13,000
Less than 1 year | USD | Liquidity risk
Financial risk management
Total obligations		626,000	296,000		651	328
Less than 1 year | EUR | Liquidity risk
Financial risk management
Total obligations		65,000	69,000	13,000
Between 1 and 2 years | Liquidity risk
Financial risk management
Total obligations		516,000	851,000	256,000
Between 1 and 2 years | USD | Liquidity risk
Financial risk management
Total obligations		476,000	752,000	187,000	496	833	197
Between 1 and 2 years | EUR | Liquidity risk
Financial risk management
Total obligations		40,000	99,000	69,000
Between 2 and 5 years | Liquidity risk
Financial risk management
Total obligations		188,000	169,000	693,000
Between 2 and 5 years | USD | Liquidity risk
Financial risk management
Total obligations		€ 188,000	163,000	588,000	$ 195	$ 180	$ 619
Between 2 and 5 years | EUR | Liquidity risk
Financial risk management
Total obligations			€ 6,000	€ 105,000